SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Exchange Rates And Linkage Bases
		Exchange rate	Exchange rate
	Israeli CPI	of one US dollar	of one Euro
	Points	NIS	NIS

December 31, 2023	112.6	3.627	4.012
December 31, 2022	109.4	3.519	3.753
December 31, 2021	103.9	3.110	3.520

	%

December 31, 2023	3.0	3.1	6.9
December 31, 2022	5.3	13.2	6.6
December 31, 2021	2.8	(3.3)	(10.8)

Schedule of Activity In The Allowance For Doubtful Accounts
	Year ended December 31,
	2023	2022	2021

Opening balance	162	173	214
Provision for credit losses	100	-	3
Customers write-offs/collection during the year	-	-	(52)
Foreign currency translation adjustments	2	(9)	8

Closing balance	264	162	173

Schedule of Fixed Assets Depreciation Rates
%

Machinery and equipment	5-33
Leasehold improvements	6-33
Motor vehicles	10-15
Office furniture and equipment	6-15

Schedule of Assumptions for Binomial Option Pricing Model
	2023	2022	2021

Dividend yield	0%	0%	0%
Expected volatility	79%-80%	77%-78%	76%-79%
Risk-free interest	4.2%-4.8%	1.4%-4.0%	0.7%-1.3%
Expected term	6.25 years	6.25 years	6.25 years
Forfeiture rate	0%	0%	0%